Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 95,822	$ 124,484
Money market funds and other cash equivalents	1,348,961	1,293,270
Cash and cash equivalents	$ 1,444,783	$ 1,417,754	$ 1,343,878